Nature of Business and Basis of Presentation - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Liquid instrument maturity period	Three months or less	Three months to one year.